Derivative and Hedging Instruments - Summary of Fair Values of Derivative Instruments by Remaining Term to Maturity (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [Line Items]
Derivative assets	$ 27,793,000,000	$ 19,449,000,000
Derivative liabilities	14,962,000,000	10,284,000,000
Remaining term to maturity (notional amounts)	418,978,000,000	402,477,000,000
Credit risk equivalent	18,680,000,000	14,156,000,000
Risk- weighted amount	2,409,000,000	1,859,000,000
Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	27,793,000,000	19,449,000,000
Derivative liabilities	14,962,000,000	10,284,000,000
Fair value, net	12,831,000,000	9,165,000,000
Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	346,342,000,000	336,920,000,000
Credit risk equivalent	10,041,000,000	7,849,000,000
Risk- weighted amount	1,354,000,000	1,087,000,000
Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	26,638,000,000	18,600,000,000
Derivative liabilities	(13,702,000,000)	(9,403,000,000)
Fair value, net	12,936,000,000	9,197,000,000
Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	138,585,000,000	140,256,000,000
Credit risk equivalent	8,773,000,000	6,891,000,000
Risk- weighted amount	1,181,000,000	957,000,000
Interest rate swaps [Member] | OTC swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	21,803,000,000	15,627,000,000
Derivative liabilities	(12,816,000,000)	(8,910,000,000)
Fair value, net	8,987,000,000	6,717,000,000
Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	148,679,000,000	143,266,000,000
Interest rate swaps [Member] | Cleared swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	432,000,000	238,000,000
Derivative liabilities	(424,000,000)	(240,000,000)
Fair value, net	8,000,000	(2,000,000)
Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	30,706,000,000	28,081,000,000
Credit risk equivalent	603,000,000	398,000,000
Risk- weighted amount	80,000,000	53,000,000
Interest rate swaps [Member] | Forward contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	3,739,000,000	2,312,000,000
Derivative liabilities	(462,000,000)	(253,000,000)
Fair value, net	3,277,000,000	2,059,000,000
Interest rate swaps [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	16,750,000,000	13,069,000,000
Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	11,622,000,000	12,248,000,000
Credit risk equivalent	665,000,000	560,000,000
Risk- weighted amount	93,000,000	77,000,000
Interest rate swaps [Member] | Options purchased [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	664,000,000	423,000,000
Fair value, net	664,000,000	423,000,000
Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	8,775,000,000	8,173,000,000
Credit risk equivalent	160,000,000	138,000,000
Risk- weighted amount	18,000,000	16,000,000
Foreign exchange [Member] | Forward contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	95,000,000	32,000,000
Derivative liabilities	(113,000,000)	(42,000,000)
Fair value, net	(18,000,000)	(10,000,000)
Foreign exchange [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,467,000,000	3,387,000,000
Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	33,304,000,000	28,205,000,000
Credit risk equivalent	2,979,000,000	2,515,000,000
Risk- weighted amount	327,000,000	279,000,000
Foreign exchange [Member] | Swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	855,000,000	642,000,000
Derivative liabilities	(2,195,000,000)	(1,864,000,000)
Fair value, net	(1,340,000,000)	(1,222,000,000)
Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	241,000,000	502,000,000
Credit derivatives [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	3,000,000	6,000,000
Fair value, net	3,000,000	6,000,000
Equity contracts [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	10,984,000,000	10,576,000,000
Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	14,349,000,000	13,317,000,000
Credit risk equivalent	5,116,000,000	3,418,000,000
Risk- weighted amount	664,000,000	448,000,000
Equity contracts [Member] | Options purchased [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	1,051,000,000	821,000,000
Derivative liabilities	(15,000,000)	(20,000,000)
Fair value, net	1,036,000,000	801,000,000
Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	1,516,000,000	1,397,000,000
Credit risk equivalent	384,000,000	236,000,000
Risk- weighted amount	46,000,000	29,000,000
Equity contracts [Member] | Swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	43,000,000	43,000,000
Derivative liabilities	(51,000,000)	(16,000,000)
Fair value, net	(8,000,000)	27,000,000
Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	418,978,000,000	402,477,000,000
Credit risk equivalent	18,680,000,000	14,156,000,000
Risk- weighted amount	2,409,000,000	1,859,000,000
Financial Instruments [member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	28,685,000,000	20,144,000,000
Derivative liabilities	(16,076,000,000)	(11,345,000,000)
Fair value, net	12,609,000,000	8,799,000,000
Accrued interest [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	0
Risk- weighted amount	0
Accrued interest [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	892,000,000	695,000,000
Derivative liabilities	(1,114,000,000)	(1,061,000,000)
Fair value, net	(222,000,000)	(366,000,000)
Less than 1 year [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	1,656,000,000	1,248,000,000
Derivative liabilities	386,000,000	332,000,000
Remaining term to maturity (notional amounts)	73,744,000,000	66,327,000,000
Less than 1 year [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	39,295,000,000	35,081,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	7,567,000,000	5,105,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	2,314,000,000	3,932,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	11,092,000,000	11,709,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	16,750,000,000	13,069,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	1,572,000,000	1,266,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	8,741,000,000	8,173,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,467,000,000	3,387,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	1,670,000,000	998,000,000
Less than 1 year [Member] | Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	192,000,000	275,000,000
Less than 1 year [Member] | Equity contracts [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	10,984,000,000	10,576,000,000
Less than 1 year [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	8,168,000,000	6,604,000,000
Less than 1 year [Member] | Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	1,227,000,000	1,233,000,000
Less than 1 year [Member] | Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	73,744,000,000	66,327,000,000
Less than 1 year [Member] | Accrued interest [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	0
1 to 3 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	3,524,000,000	1,659,000,000
Derivative liabilities	250,000,000	145,000,000
3 to 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	1,228,000,000	1,309,000,000
Derivative liabilities	555,000,000	218,000,000
Over 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	21,385,000,000	15,233,000,000
Derivative liabilities	13,771,000,000	9,589,000,000
Remaining term to maturity (notional amounts)	268,278,000,000	268,277,000,000
Over 5 years [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	245,134,000,000	248,509,000,000
Over 5 years [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	110,166,000,000	112,863,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	127,581,000,000	127,835,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	1,259,000,000	1,283,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	6,128,000,000	6,528,000,000
Over 5 years [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	23,144,000,000	19,688,000,000
Over 5 years [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	0	80,000,000
Over 5 years [Member] | Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	268,278,000,000	268,277,000,000
Over 5 years [Member] | Accrued interest [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	0
1 to 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	76,956,000,000	67,873,000,000
1 to 5 years [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	61,913,000,000	53,330,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	20,852,000,000	22,288,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	18,784,000,000	11,499,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	18,355,000,000	15,089,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,922,000,000	4,454,000,000
1 to 5 years [Member] | Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	34,000,000
1 to 5 years [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	8,490,000,000	7,519,000,000
1 to 5 years [Member] | Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	49,000,000	227,000,000
1 to 5 years [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	6,181,000,000	6,633,000,000
1 to 5 years [Member] | Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	289,000,000	164,000,000
1 to 5 years [Member] | Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	76,956,000,000	$ 67,873,000,000
1 to 5 years [Member] | Accrued interest [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	$ 0